Financial Instruments - Summary of Contractual Maturities of Significant Financial Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Financial Instruments [Line Items]
Trade payables	$ 487	$ 474
Financial liability under option arrangements on an undiscounted basis (Refer to Note 2.5)	89	83
Liability towards contingent consideration on an undiscounted basis (Refer to Note 2.5)	4
Other financial liabilities on an undiscounted basis (Refer to Note 2.5)	1,932
Other financial liabilities (excluding liabilities towards contingent consideration) on an undiscounted basis (Refer to Note 2.5)		1,891
Less Than 1 Year
Disclosure Of Financial Instruments [Line Items]
Trade payables	487	474
Financial liability under option arrangements on an undiscounted basis (Refer to Note 2.5)	72	67
Liability towards contingent consideration on an undiscounted basis (Refer to Note 2.5)	2
Other financial liabilities on an undiscounted basis (Refer to Note 2.5)	1,709
Other financial liabilities (excluding liabilities towards contingent consideration) on an undiscounted basis (Refer to Note 2.5)		1,657
1-2 Years
Disclosure Of Financial Instruments [Line Items]
Liability towards contingent consideration on an undiscounted basis (Refer to Note 2.5)	2
Other financial liabilities on an undiscounted basis (Refer to Note 2.5)	205
Other financial liabilities (excluding liabilities towards contingent consideration) on an undiscounted basis (Refer to Note 2.5)		158
2-4 Years
Disclosure Of Financial Instruments [Line Items]
Financial liability under option arrangements on an undiscounted basis (Refer to Note 2.5)	17
Other financial liabilities on an undiscounted basis (Refer to Note 2.5)	17
Other financial liabilities (excluding liabilities towards contingent consideration) on an undiscounted basis (Refer to Note 2.5)		68
4-7 Years
Disclosure Of Financial Instruments [Line Items]
Financial liability under option arrangements on an undiscounted basis (Refer to Note 2.5)		16
Other financial liabilities on an undiscounted basis (Refer to Note 2.5)	$ 1
Other financial liabilities (excluding liabilities towards contingent consideration) on an undiscounted basis (Refer to Note 2.5)		$ 8